CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 6,761	$ 2,227	$ 10,447
Accounts receivable, net	2,645	3,045	1,141
Related party receivable		0	77
Contract assets	303	364	266
Prepaid expenses and other current assets	1,297	843	123
Total current assets	11,006	6,479	12,054
Property and equipment, net	495	480	205
Deposits	84	84	64
Total assets	11,585	7,043	12,323
Current liabilities:
Accounts payable	580	412	861
Related party payable	33	5	56
Accrued wages and commissions	691	805	360
Accrued expenses	888	855	140
Other liabilities	39	57	39
PPP loan payable, current portion		0	521
Contract liabilities	485	450	560
Total current liabilities		2,584	2,537
PPP loan payable, net of current portion		0	260
Total liabilities	9,805	2,584	2,797
Commitments and Contingencies
Stockholders' Equity:
Common stock (par value $0.001 per shares, 38,395,870 authorized at December 31, 2021 and 2020; 13,541,324 and 13,200,875 issued and outstanding as of December 31, 2021 and 2020)	14	14	14
Additional paid-in capital	17,840	17,653	16,970
Accumulated deficit	(16,091)	(13,225)	(7,475)
Total stockholders' equity	1,780	4,459	9,526
Total liabilities and stockholders' equity	11,585	7,043	12,323
Series B Preferred [Member]
Stockholders' Equity:
Preferred stock	5	5	5
Series A Preferred [Member]
Stockholders' Equity:
Preferred stock	5	5	5
Series Seed Preferred [Member]
Stockholders' Equity:
Preferred stock	$ 7	$ 7	$ 7